Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 145,000.00
Previously Paid Amount	0.00
Total Fee Amount	22.20
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 22.20
Narrative - Max Aggregate Offering Price	$ 145,000.00
Final Prospectus	true